Vanguard Russell 1000 Growth Index Fund N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD SCOTTSDALE FUNDS
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 19, 2025